UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2016 – NOVEMBER 30, 2016

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2016

AMG Managers Essex Small/Micro Cap Growth Fund

Class N: MBRSX

www.amgfunds.com |	SAR015-1116

AMG Managers Essex Small/Micro Cap Growth Fund

Semi-Annual Report—November 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	11
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	12
Detail of changes in assets for the past two periods

Financial Highlights	13
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2016	Expense Ratio for the Period	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Expenses Paid During the Period*
AMG Managers Essex Small/Micro Cap Growth Fund
Class N
Based on Actual Fund Return	1.49%	$1,000	$1,135	$7.97
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited)

Periods ended November 30, 2016

The table below shows the average annual total returns for the AMG Managers Essex Small/Micro Cap Growth Fund and the Russell 2000® Growth Index for the same time periods ended November 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Essex Small/Micro Cap Growth Fund[2,3,4,5,6]
Class N7	13.46%	1.59%	14.08%	6.16%

Russell 2000® Growth Index[8]	11.09%	4.58%	13.38%	7.59%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information and reliance on a limited number of products.
[5]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[6]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[7]	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares as of October 1, 2016) or periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012.
[8]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell indices are a trademark of the London Stock Exchange Group Companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Essex Small/Micro Cap Growth Fund

Fund Snapshots (unaudited)

November 30, 2016

PORTFOLIO BREAKDOWN

	AMG Managers	Russell
	Essex Small/Micro	2000®
Sector	Cap Growth Fund*	Growth Index
Information Technology	34.5%	24.4%
Health Care	26.7%	21.4%
Industrials	13.9%	16.7%
Consumer Discretionary	10.9%	15.4%
Financials	3.6%	5.5%
Materials	3.1%	5.3%
Consumer Staples	3.0%	3.1%
Energy	2.8%	1.5%
Telecommunication Services	0.0%	0.7%
Utilities	0.0%	0.8%
Real Estate	0.0%	5.2%
Other Assets/Liab	1.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Gigamon, Inc.	1.9%
Xactly Corp.	1.7%
Patrick Industries, Inc.	1.7%
Vocera Communications, Inc.	1.6%
Amber Road, Inc.	1.6%
Silver Spring Networks, Inc.**	1.5%
Cutera, Inc.	1.5%
The Hackett Group, Inc.	1.5%
Corcept Therapeutics, Inc.	1.4%
Novanta, Inc.	1.4%

Top Ten as a Group	15.8%

**	Top Ten Holdings as of May 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 10.9%
Beazer Homes USA, Inc.*	29,257	$394,384
Big 5 Sporting Goods Corp.	19,833	383,769
Big Lots, Inc.[1]	5,741	290,552
Black Diamond, Inc.*	45,769	281,479
Callaway Golf Co.	27,985	340,018
Cavco Industries, Inc.*	3,194	301,993
Destination XL Group, Inc.*,1	45,107	184,939
Five Below, Inc.*,1	7,049	277,449
Nautilus, Inc.*	16,106	277,023
Tenneco, Inc.*	5,015	295,634
Total Consumer Discretionary		3,027,240
Consumer Staples - 3.0%
Central Garden and Pet Co., Class A*	13,747	376,255
S&W Seed Co.*	29,050	139,440
SunOpta, Inc.*	43,283	315,966
Total Consumer Staples		831,661
Energy - 2.8%
Alon USA Energy, Inc.	18,191	169,904
Ardmore Shipping Corp.[1]	26,301	178,847
Matador Resources Co.*,1	12,188	324,688
Tsakos Energy Navigation, Ltd.	27,164	119,250
Total Energy		792,689
Financials - 3.6%
Bank of Commerce Holdings	3,960	33,264
Evercore Partners, Inc., Class A	4,979	335,585
James River Group Holdings, Ltd.	7,323	285,451
Stewart Information Services Corp.	7,598	360,449
Total Financials		1,014,749
Health Care - 26.7%
Amphastar Pharmaceuticals, Inc.*,1	13,867	281,084
AtriCure, Inc.*	18,292	329,073
AxoGen, Inc.*	35,727	298,320
BioTelemetry, Inc.*	17,000	330,650
Bovie Medical Corp.*	55,047	233,950
Cardiovascular Systems, Inc.*	12,194	294,973
CareDx, Inc.*	37,295	132,397
Corcept Therapeutics, Inc.*,1	47,865	401,587
Corium International, Inc.*	25,661	129,845

	Shares	Value
Cross Country Healthcare, Inc.*	18,124	$259,898
CryoLife, Inc.	16,598	326,151
Cutera, Inc.*	26,124	427,127
DexCom, Inc.*	3,040	198,482
Eagle Pharmaceuticals, Inc.*,1	4,054	320,104
Harvard Bioscience, Inc.*	86,161	211,094
Insulet Corp.*	9,969	335,457
NanoString Technologies, Inc.*	14,757	324,654
Nuvectra Corp.*	21,028	120,701
NxStage Medical, Inc.*	12,383	306,108
Orthofix International NV*	5,676	213,815
Oxford Immunotec Global PLC*,1	22,993	339,607
Pacific Biosciences of California, Inc.*	18,441	140,336
Recro Pharma, Inc.*	16,197	129,576
Supernus Pharmaceuticals, Inc.*	13,206	284,589
Syneron Medical, Ltd.*	35,585	291,797
Tandem Diabetes Care, Inc.*	18,390	45,055
Teligent, Inc.*	23,635	169,936
Trinity Biotech PLC, Sponsored ADR*	16,852	112,740
Vocera Communications, Inc.*	25,102	456,856
Total Health Care		7,445,962
Industrials - 13.9%
Arotech Corp.*	87,103	339,702
Builders FirstSource, Inc.*	25,411	281,046
Columbus McKinnon Corp.	11,396	299,943
Gencor Industries, Inc.*	26,975	378,999
LSI Industries, Inc.	36,662	360,021
Manitex International, Inc.*	35,977	194,276
Navigant Consulting, Inc.*	13,875	342,712
Patrick Industries, Inc.*	6,620	472,337
Primoris Services Corp.	10,867	249,180
Sterling Construction Co., Inc.*	24,348	201,845
WageWorks, Inc.*	4,871	359,723
Willdan Group, Inc.*	15,532	381,777
Total Industrials		3,861,561
Information Technology - 34.5%
Amber Road, Inc.*	38,572	448,592
Autobytel, Inc.*	13,950	193,207
AXT, Inc.*	76,196	365,741

The accompanying notes are an integral part of these financial statements.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 34.5% (continued)
Benefitfocus, Inc.*	6,903	$188,452
Brightcove, Inc.*	36,151	300,053
Callidus Software, Inc.*	19,333	303,528
Ceragon Networks, Ltd.*	105,451	242,537
ChannelAdvisor Corp.*	19,650	282,960
Cornerstone OnDemand, Inc.*	6,202	222,714
Datawatch Corp.*	40,660	243,960
DSP Group, Inc.*	28,065	328,360
Electro Scientific Industries, Inc.*	40,348	209,810
The ExOne Co.*	22,027	217,406
Gigamon, Inc.*	9,715	518,295
The Hackett Group, Inc.	22,802	404,964
LogMeln, Inc.[1]	3,046	307,189
Lumentum Holdings, Inc.*	7,437	298,224
Mitek Systems, Inc.*	49,392	276,595
NetSol Technologies, Inc.*	38,198	217,729
Nimble Storage, Inc.*,1	31,576	239,346
Novanta, Inc.*	19,481	394,490
Oclaro, Inc.*	41,866	374,282
PFSweb,Inc.*	31,259	248,509
Proofpoint, Inc.*	4,385	337,689
QAD, Inc., Class A	12,452	361,108
ServiceSource International, Inc.*	61,656	365,620
Silver Spring Networks, Inc.*	30,668	427,819
Telenav, Inc.*	41,608	249,648
TubeMogul, Inc.*,1	21,745	304,430
USA Technologies, Inc.*	58,529	248,748
Xactly Corp.*	34,084	480,584
Total Information Technology		9,602,589
Materials - 3.1%
Codexis, Inc.*	57,676	273,961
Ferro Corp.*	21,143	312,916
U.S. Concrete, Inc.*,1	4,936	280,612
Total Materials		867,489
Total Common Stocks (cost $21,211,965)		27,443,940
Rights - 0.0%#
DYAX Corp.*,2 (cost $0)	10,896	109

	Principal Amount	Value
Short-Term Investments - 10.3%
Repurchase Agreements - 7.9%[3]
Cantor Fitzgerald Securities, Inc., dated 11/30/16,due 12/01/16, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 12/15/16 -10/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 11/30/16,due 12/01/16, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 12/01/16 -09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 11/30/16, due 12/01/16, 0.280% total to be received $189,971 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 01/01/17 -09/20/66, totaling $193,768)	189,969	189,969
Total Repurchase Agreements		2,189,969

	Shares
Other Investment Companies - 2.4%[4]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%	675,794	675,794
Total Short-Term Investments (cost $2,865,763)		2,865,763
Total Investments - 108.8% (cost $24,077,728)		30,309,812
Other Assets, less Liabilities - (8.8)%		(2,443,317)
Net Assets - 100.0%		$27,866,495

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $24,140,515 for federal income tax purposes at November 30, 2016, the aggregate gross unrealized appreciation and depreciation were $7,570,776 and $1,401,479, respectively, resulting in net unrealized appreciation of investments of $6,169,297.

* Non-income producing security.

# Less than 0.05%

[1]	Some or all of these securities, amounting to a market value of $2,162,016, or 7.8% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the November 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$27,443,940	—	—	$27,443,940
Rights	—	—	$109	109
Short-Term Investments
Repurchase Agreements	—	$2,189,969	—	2,189,969
Other Investment Companies	675,794	—	—	675,794

Total Investments in Securities	$28,119,734	$2,189,969	$109	$30,309,812

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

At November 30, 2016, the Level 3 security are rights received as a result of a corporate action.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

November 30, 2016

Assets:
Investments at value* (including securities on loan valued at $2,162,016)	$30,309,812
Receivable for investments sold	137,444
Receivable for Fund shares sold	8,787
Dividends, interest and other receivables	6,378
Receivable from affiliate	780
Prepaid expenses	16,564
Total assets	30,479,765
Liabilities:
Payable upon return of securities loaned	2,189,969
Payable for investments purchased	314,792
Payable for Fund shares repurchased	45,893
Accrued expenses:
Investment advisory and management fees	15,679
Administrative fees	3,360
Shareholder servicing fees	3,360
Distribution fees	5,600
Trustees fees and expenses	929
Other	33,688
Total liabilities	2,613,270
Net Assets	$27,866,495
Net Assets Represent:
Paid-in capital	$20,746,615
Accumulated net investment loss	(250,906)
Accumulated net realized gain from investments	1,138,702
Net unrealized appreciation of investments	6,232,084
Net Assets	$27,866,495
Shares outstanding - Class N#	1,124,388
Net asset value, offering and redemption price per share - Class N#	$24.78
* Investments at cost	$24,077,728

#	Effective October 1, 2016, the Fund’s share class was renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended November 30, 2016

Investment Income:
Dividend income	$58,069
Securities lending income	5,078
Total investment income	63,147
Expenses:
Investment advisory and management fees	125,173
Administrative fees	6,965
Shareholder servicing fees - Class N#	6,965
Distribution fees - Class N#	34,776
Professional fees	14,965
Reports to shareholders	12,631
Registration fees	4,687
Transfer agent fees	4,646
Custodian fees	3,636
Trustees fees and expenses	712
Miscellaneous	553
Total expenses before offsets	215,709
Expense reimbursements	(8,331)
Net expenses	207,378
Net investment loss	(144,231)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,481,014
Net change in unrealized appreciation (depreciation) of investments	2,072,267
Net realized and unrealized gain	3,553,281
Net increase in net assets resulting from operations	$3,409,050

#	Effective October 1, 2016, the Fund’s share class was renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2016 (unaudited) and the fiscal year ended May 31, 2016

	AMG Managers Essex Small/Micro Cap Growth Fund#
	November 30, 2016	May 31, 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(144,231)	$(297,549)
Net realized gain on investments	1,481,014	895,502
Net change in unrealized appreciation (depreciation) of investments	2,072,267	(5,995,052)
Net increase (decrease) in net assets resulting from operations	3,409,050	(5,397,099)
Distributions to Shareholders:
From net realized gain on investments	—	(3,190,342)
Capital Share Transactions - Class N:
Proceeds from sale of shares	1,765,592	6,216,624
Reinvestment of distributions	—	2,473,854
Cost of shares repurchased	(4,042,449)	(10,133,219)
Net decrease from capital share transactions	(2,276,857)	(1,442,741)
Total increase (decrease) in net assets	1,132,193	(10,030,182)
Net Assets:
Beginning of period	26,734,302	36,764,484
End of period	$27,866,495	$26,734,302
End of period accumulated net investment loss	$(250,906)	$(106,675)

Capital Share Transactions - Class N:
Sale of shares	1,258,819	246,939
Reinvested shares from distributions	—	106,448
Shares repurchased	(1,358,507)	(426,933)
Net decrease in shares	(99,688)	(73,546)

#	Effective October 1, 2016, the Fund’s share class was renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	November 30, 2016	For the fiscal years ended May 31,
Class N	(unaudited)#	2016	2015	2014	2013*	2012
Net Asset Value, Beginning of Period	$21.84	$28.33	$26.73	$23.42	$17.72	$20.97
Income from Investment Operations:
Net investment loss[1,2]	(0.12)	(0.23)[9]	(0.27)[8]	(0.28)[7]	(0.15)[4]	(0.19)
Net realized and unrealized gain (loss) on investments	3.06	(3.74)	4.20	6.85	5.85	(3.06)
Total income(loss) from investment operations	2.94	(3.97)	3.93	6.57	5.70	(3.25)
Distributions to Shareholders from:
Net realized gain on investments	—	(2.52)	(2.33)	(3.26)	—	—
Net Asset Value, End of Period	$24.78	$21.84	$28.33	$26.73	$23.42	$17.72
Total Return[2]	13.46%[10]	(14.54)%	15.11%	27.35%	32.17%	(15.50)%[5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.49%[11]	1.49%	1.49%	1.50%[5]	1.50%[6]	1.45%
Ratio of expenses to average net assets (with offsets)	1.49%[11]	1.49%	1.49%	1.50%[5]	1.50%[6]	1.45%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.55%[11]	1.58%	1.54%	1.50%[5]	1.51%[6]	1.45%
Ratio of net investment loss to average net assets[2]	(1.04)%[11]	(0.93)%	(0.96)%	(1.00)%[5]	(0.76)%[6]	(1.05)%
Portfolio turnover	38%[10]	66%	67%	130%	77%	74%
Net assets at end of period (000’s omitted)	$27,866	$26,734	$36,764	$41,809	$25,845	$77,030

Notes to Financial Highlights (unaudited)

#	Effective October 1, 2016, Investor Class shares were renamed Class N shares.
*	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17).
[5]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% of average net assets.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30).
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.29).
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.25).
[10]	Not annualized.
[11]	Annualized.

Notes to Financial Statements (unaudited)

November 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Essex Small/Micro Cap Growth Fund (the “Fund”). Effective October 1, 2016, the Investor Class was renamed Class N.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

14

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to net operating losses. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of November 30, 2016, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2016, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At November 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: one owns 13%. Transactions by this shareholder may have a material impact on the Fund.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Additionally, the Fund may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM.

At November 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding was $2,189,969.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Fund’s investment management fee is paid at the annual rate of 0.70% of the average daily net assets of the Fund. Prior to October 1, 2016, the annual rate for the investment management fee was 1.00%.

The Investment Manager has contractually agreed, through at least October 1, 2017, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 1.49% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the

Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount.

For the six months ended November 30, 2016, the Fund’s expiration of reimbursement is as follows:

Expiration Period
Less than 1 year*	$8,944
Within 2 years	20,797
Within 3 years	28,620

Total Amount Subject to Reimbursement	$58,361

*	A portion of this represents the expiration amount through the fiscal year ended May 31, 2017 of $1,837.

The Fund has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund as further described in the Fund’s prospectus. Effective October 1, 2016, the Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, the Fund paid an administration fee under a similar contract at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund and for maintenance and personal service provided to existing shareholders of that class. The Plan

Notes to Financial Statements (continued)

authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

Effective October 1, 2016, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2016, were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Approved	Incurred
AMG Managers Essex Small/Micro Cap Growth Fund*	0.15%	0.10%

*	Prior to October 1, 2016, the Fund did not incur shareholder servicing fees.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended November 30, 2016, the Fund neither borrowed from nor lent to other funds in the AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended November 30, 2016, were $10,248,038 and 12,433,630, respectively. There were no purchases or sales of U.S. Government obligations during the six months ended November 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At November 30, 2016, the value of the securities loaned and cash collateral received was $2,162,016 and $2,189,969, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of November 30, 2016:

		Gross Amount Not Offset In the
	Net Amounts of Assets	Statement of Assets and Liabilities
	Presented in the Statement of	Financial Instruments
	Assets and Liabilities	Collateral	Cash Collateral Received	Net Amount
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	189,969	189,969	—	—

Totals	$2,189,969	$2,189,969	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers Essex Small/Micro Cap Growth Fund (the “Fund”), as amended at any time prior to the date of the meeting, and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadvisor and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to the Fund (collectively, the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below, above, below and below, respectively, the median performance of the

Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the reasons for the Fund’s more recent underperformance. The Trustees also noted that the Fund’s 3-year performance outperformed the Fund Benchmark and ranked in the top quintile relative to its Peer Group and that the Fund’s 5-year performance ranked in the third quintile relative to its Peer Group. The Trustees further noted the impact of the Fund’s underperformance from 2008 to 2012 on the Fund’s long-term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” fund. The Trustees noted that, effective October 1, 2016, the management fee rate for the Fund will be reduced and the Fund will be authorized to pay an administrative fee to the Investment Manager and Investor Class shares of the Fund will be authorized to pay a shareholder servicing fee. The Trustees also noted that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund, but that effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from the Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund effective October 1, 2016. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board also took into account management’s discussion of the current and revised advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the

Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.49%. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Anchor Capital Enhanced Equity

Anchor Capital Advisors LLC

AMG Managers Lake Partners LASSO Alternatives

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag &Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett &Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles &Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	January 30, 2017